Shareholder Fees {- Fidelity Advisor® Floating Rate High Income Fund}	Dec. 30, 2021 USD ($)
10.31 Fidelity Advisor Floating Rate High Income Fund Retail PRO-07 | Fidelity Advisor® Floating Rate High Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none